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                      SUPPLEMENT DATED JANUARY 2, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "DEATH BENEFIT OPTION" PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:

DEATH BENEFIT OPTION

For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, applicants may elect the Greater of One-Year or Optional 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver instead of the One-Year Step Up Death Benefit that is standard to every contract.

    Optional Greater of One Year or 5% Enhanced Death Benefit with Long Term
    Care/Nursing Home Waiver...........................................0.15%
        Total Variable Account Charges
        (including death benefit option only)..........................1.35%


For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above, applicants may elect the following death benefit as a replacement for the One-Year Step-Up Death Benefit that is standard to every contract.

    Optional 5% Enhanced Death Benefit.................................0.05%
       Total Variable Account Charges
       (including death benefit option only)...........................1.25%

2. THE "SPOUSAL PROTECTION ANNUITY OPTION" PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS AMENDED AS FOLLOWS:

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

    Spousal Protections Annuity Option.................................0.00%
       Total Variable Account
       (including Spousal Protection Annuity Option only)..............1.20%

LIKEWISE, THE "SPOUSAL PROTECTION ANNUITY OPTION" PROVISION OF THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" IS AMENDED TO ALLOW AN APPLICANT TO ELECT THE SPOUSAL PROTECTION ANNUITY OPTION WITH EITHER THE STANDARD DEATH BENEFIT OR THE OPTIONAL DEATH BENEFIT.

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3.   THE THIRD PARAGRAPH OF THE "CHARGES AND EXPENSES" PROVISION IS DELETED AND
     REPLACED WITH THE FOLLOWING:

An optional death benefit is available under the contract. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

4. THE "DEATH BENEFIT OPTION" PROVISION OF THE SECTION ENTITLED "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" AND THE "5% ENHANCED DEATH BENEFIT" PROVISION OF THE SECTION ENTITLED "DEATH BENEFIT PAYMENT" ARE DELETED AND REPLACED WITH THE FOLLOWING:

The following death benefit option is available with the contracts. The death benefit option may not be available in every state.

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THE FOLLOWING BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF
JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATION.
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If the contract owner elects the optional death benefit, Nationwide will deduct a charge equal to an annualized rate of 0.15% of the daily net assets of the variable account for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver.

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date of the partial surrender.

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

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THE FOLLOWING BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001
OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATION LISTED ABOVE.
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If the contract owner elects the 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


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IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND
TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
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No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (.e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

5. EFFECTIVE JANUARY 8, 2001, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL BECOME ONE OF THE SUBADVISERS OF THE NATIONWIDE SEPARATE ACCOUNT TRUST
     - NATIONWIDE SMALL COMPANY FUND. THERE IS NO CHANGE IN THE FUND'S OBJECTIVE AS IS STATED IN THE PROSPECTUS DATED MAY 1, 2000.


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